Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net income (loss) for the year	$ (1,460,710)	$ 1,110,914	$ 365,850	$ (1,037,221)
Adjustments to reconcile net loss to net cash used in operating activities:
Research and development expenses associated with asset acquisition	92,083	0
Common stock issued for services	172,800	0
Changes in operating assets and liabilities:
Accounts receivable	(25,394)	(31,186)	(27,959)	0
Other receivables	(108,779)
Inventory	(110,443)		(18,768)	0
Prepaid and other current assets	(54,905)	(50,000)
Accounts payable	107,015	41,262
Related party advances	87,134	176,011
Accrued liabilities	38,918	157,531
Accounts payable and accrued liabilities			10,229	0
Accrued payroll taxes, penalties and interest	(712,258)	(1,605,774)	(1,411,744)	945,238
Accrued compensation			260,000	60,000
Other current liabilities	42,765
Net cash used in operating activities	(1,942,838)	(201,242)	(822,392)	(31,983)
Investing Activities
Cash acquired pursuant to business combination	234,261	0
Purchase of property and equipment	(160,515)	(5,500)	(5,500)	0
Net cash used in investing activities	73,744	(5,500)	(5,500)	0
Financing activities
Related party advances and notes payable - related parties	1,975,200	204,689	823,369	37,469
Net cash provided by financing activities	1,975,200	204,689	823,369	37,469
Increase (decrease) in cash	106,106	(2,053)	(4,523)	5,486
Effect of exchange rate changes on cash	(2,976)
Cash, beginning of period	963	5,486	5,486	0
Cash, end of period	104,093	3,433	963	5,486
Supplemental Disclosures
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Non-cash investing and financing activities:
Conversion of accrued wages to convertible note payable - related party			1,875,000	0
Stock issued to related party - reimburse expenses	436,086	0	$ 38,585	$ 0
Fair value of assets acquired and liabilities assumed in acquisitions	355,934	0
Fair value of noncontrolling interest acquired in acquisition	63,000	0
Transfer of related party advances to related party notes payable	37,469	0
Conversion of accounts payable - related parties to preferred stock	$ 170	$ 0